Share Capital (Details) R / shares in Units, R in Millions			1 Months Ended		12 Months Ended
	Jul. 12, 2018 USD ($) shares	Jul. 12, 2018 ZAR (R) R / shares shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2018 R / shares shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 shares R / shares
Disclosure of classes of share capital [line items]
Additional capital authorised | $					$ 100,000,000.0
Ordinary share capital issued (as a percent)					15.00%
Shares issued and fully paid (in shares)			55,055,050
Shares issued price per share | R / shares				R 19.12
Proceeds from issuing shares | $			$ 82,700,000
Share issue related cost | $			$ 3,700,000
Shares issued relating to exercise of share options					5,239,502	2,657,720
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised			1,200,000,000	1,200,000,000	1,200,000,000	1,200,000,000
Par value per share (SA cents per share) | R / shares						R 0.5
Number of shares issued and fully paid			500,251,751	500,251,751	500,251,751	439,957,199
Lydenburg Exploration Limited
Disclosure of classes of share capital [line items]
Number of issued shares held by subsidiary and share trust			335	335	335
Share trust controlled by entity
Disclosure of classes of share capital [line items]
Number of issued shares held by subsidiary and share trust			47,046	47,046	47,046
Share trust controlled by entity | ESOP
Disclosure of classes of share capital [line items]
Number of other equity instruments granted in share-based payment arrangement						28,507
ARM
Disclosure of classes of share capital [line items]
Ownership interest (as a percent)			14.29%		12.70%
Shares Issued
Disclosure of classes of share capital [line items]
Shares issued and fully paid (in shares)	11,032,623	11,032,623
Proceeds from issuing shares	$ 15,900,000	R 211
Shares Issued | ARM
Disclosure of classes of share capital [line items]
Shares issued price per share | R / shares		R 19.12